Federated Hermes Clover Small Value Fund
Portfolio of Investments
June 30, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—96.4%
	[1]	Communication Services—2.9%
89,826		Criteo SA, ADR	$ 3,030,729
41,587		Integral Ad Science Holding Corp.	747,734
60,612		Yelp, Inc.	2,206,883
		TOTAL	5,985,346
		Consumer Discretionary—11.4%
20,762		Academy Sports and Outdoors, Inc.	1,122,186
106,601	[1]	Bowlero Corp.	1,240,835
38,684		Boyd Gaming Corp.	2,683,509
32,577		Century Communities, Inc.	2,496,050
77,999		Foot Locker, Inc.	2,114,553
12,263	[1]	LGI Homes, Inc.	1,654,156
31,489		Meritage Corp.	4,479,940
27,371		Monro, Inc.	1,112,084
23,861	[1]	Ollie’s Bargain Outlet Holdings, Inc.	1,382,268
13,884		Thor Industries, Inc.	1,436,994
62,921		Travel + Leisure Co.	2,538,233
26,736	[1]	Urban Outfitters, Inc.	885,764
4,634	[1]	Visteon Corp.	665,489
		TOTAL	23,812,061
		Consumer Staples—4.9%
131,188		B&G Foods, Inc., Class A	1,826,137
57,876	[1]	Hostess Brands, Inc.	1,465,421
146,951	[1]	Mission Produce, Inc.	1,781,046
26,054		PriceSmart, Inc.	1,929,559
255,090		Vector Group Ltd.	3,267,703
		TOTAL	10,269,866
		Energy—7.2%
18,906		Chord Energy Corp.	2,907,743
26,180		Civitas Resources, Inc.	1,816,107
113,815		Northern Oil and Gas, Inc.	3,906,131
83,624		PBF Energy, Inc.	3,423,566
183,906		TechnipFMC PLC	3,056,518
		TOTAL	15,110,065
		Financials—19.9%
403,827		AGNC Investment Corp.	4,090,768
40,700		American Equity Investment Life Holding Co.	2,120,877
89,026	[1]	Avantax, Inc.	1,992,402
141,838		Cadence Bank	2,785,698
78,232		CNO Financial Group, Inc.	1,851,751
113,208		Columbia Banking Systems, Inc.	2,295,858
172,615		First Commonwealth Financial Corp.	2,183,580
56,773		Hancock Whitney Corp.	2,178,948
18,945		Hanover Insurance Group, Inc.	2,141,353
51,252	[1]	I3 Verticals, Inc.	1,171,621
254,430		Old National Bancorp	3,546,754
23,734		Pennymac Financial Services, Inc.	1,668,738
13,983		Primerica, Inc.	2,765,278

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
70,953		Seacoast Banking Corp. of Florida	$ 1,568,061
11,832		Selective Insurance Group, Inc.	1,135,280
54,659		South State Corp.	3,596,562
51,580		United Bankshares, Inc.	1,530,379
40,333		Wintrust Financial Corp.	2,928,983
		TOTAL	41,552,891
	[1]	Health Care—8.4%
106,244		AdaptHealth Corp.	1,292,989
302,368		ADMA Biologics, Inc.	1,115,738
81,094		Avanos Medical, Inc.	2,072,763
44,893		Envista Holdings Corp.	1,519,179
29,137		Halozyme Therapeutics, Inc.	1,050,972
20,248		Harmony Biosciences Holdings, Inc.	712,527
59,675		Pacira BioSciences, Inc.	2,391,177
25,737		Prestige Consumer Healthcare, Inc.	1,529,550
100,280		R1 RCM, Inc.	1,850,166
48,490		Tenet Healthcare Corp.	3,946,116
		TOTAL	17,481,177
		Industrials—19.0%
22,680		Arcosa, Inc.	1,718,464
52,415	[1]	Azek Co., Inc.	1,587,650
38,202	[1]	Blue Bird Corp.	858,781
26,481	[1]	BlueLinx Holdings, Inc.	2,483,388
11,920		Boise Cascade Co.	1,076,972
61,743		Enerpac Tool Group Corp.	1,667,061
18,084		EnPro Industries, Inc.	2,414,757
35,928		Esab Corp.	2,390,649
35,230		Federal Signal Corp.	2,255,777
48,349	[1]	Gibraltar Industries, Inc.	3,042,119
56,497		H&E Equipment Services, Inc.	2,584,738
104,128		Healthcare Services Group, Inc.	1,554,631
31,677		Helios Technologies, Inc.	2,093,533
40,561		Hillenbrand, Inc.	2,079,968
30,371	[1]	Masonite International Corp.	3,111,205
103,015		Schneider National, Inc.	2,958,591
34,706	[1]	WNS Holdings Ltd., ADR	2,558,526
54,977	[1]	XPO, Inc.	3,243,643
		TOTAL	39,680,453
	[1]	Information Technology—7.1%
16,821		Diodes, Inc.	1,555,774
24,154		IPG Photonics Corp.	3,280,596
24,427		Perficient, Inc.	2,035,502
238,761		TTM Technologies, Inc.	3,318,778
50,295		Ultra Clean Holdings, Inc.	1,934,346
73,569		Verint Systems, Inc.	2,579,329
		TOTAL	14,704,325
		Materials—5.0%
32,899		Ashland, Inc.	2,859,252
56,338		Commercial Metals Corp.	2,966,759
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
42,163	[1]	MP Materials Corp.	964,689
23,636	[1]	Summit Materials, Inc.	894,623

Shares		Value
	COMMON STOCKS—continued
	Materials—continued
207,479	Tronox Holdings PLC	$ 2,637,058
	TOTAL	10,322,381
	Real Estate—6.7%
86,345	Corporate Office Properties Trust	2,050,694
108,073	Easterly Government Properties, Inc.	1,567,058
66,555	EPR PPTYS	3,114,774
162,691	Kite Realty Group Trust	3,634,517
101,548	STAG Industrial, Inc.	3,643,542
	TOTAL	14,010,585
	Utilities—3.9%
76,349	Allete, Inc.	4,425,951
37,098	Idacorp, Inc.	3,806,255
	TOTAL	8,232,206
	TOTAL COMMON STOCKS (IDENTIFIED COST $183,384,841)	201,161,356
	INVESTMENT COMPANY—4.3%
9,022,547	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.19%[3] (IDENTIFIED COST $9,020,240)	$9,020,742
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $192,405,081)	210,182,098
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[4]	(1,485,072)
	TOTAL NET ASSETS—100%	$208,697,026
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 9/30/2022	$6,347,851
Purchases at Cost	$73,534,840
Proceeds from Sales	$(70,860,213)
Change in Unrealized Appreciation/Depreciation	$(887)
Net Realized Gain/(Loss)	$(849)
Value as of 6/30/2023	$9,020,742
Shares Held as of 6/30/2023	9,022,547
Dividend Income	$249,617

1	Non-income-producing security.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).

◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$186,767,320	$—	$0	$186,767,320
International	14,394,036	—	—	14,394,036
Investment Company	9,020,742	—	—	9,020,742
TOTAL SECURITIES	$210,182,098	$—	$0	$210,182,098

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt